EATON VANCE MUNICIPALS TRUST II

One Post Office Square

Boston, MA 02109

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust II (the “Registrant”) (1933 Act File No. 033-71320) certifies (a) that the forms of prospectuses and statements of additional information dated June 1, 2024 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 68 (“Amendment No. 68”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 68 was filed electronically with the Commission (Accession No. 0000940394-24-000688) on May 29, 2024:

Eaton Vance High Yield Municipal Income Fund

Parametric TABS Intermediate-Term Municipal Bond Fund

Parametric TABS Short-Term Municipal Bond Fund

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

EATON VANCE MUNICIPALS TRUST II

By: /s/ Nicholas S. Di Lorenzo
Nicholas S. Di Lorenzo
Secretary

Date: June 4, 2024